OBLIGATIONS OF LAW No. 14,182/2021	12 Months Ended
Dec. 31, 2024
OBLIGATIONS OF LAW No. 14,182/2021
OBLIGATIONS OF LAW No. 14,182/2021

NOTE 28 – OBLIGATIONS OF LAW No. 14,182/2021

Law No. 14,182/2021 determined the conditions for obtaining new concessions concerning electricity generation and establishing the following obligations of the Company: (i) payment to Energy Development Account (CDE) and (ii) implementation of revitalization programs for river basins and projects in the Legal Amazon.

	Energy Development		River Basin
	Account (CDE)		Revitalization		Total
	2024	2023	2024	2023	2024	2023
Opening balance as of January 1	32,811,606	29,755,493	6,707,800	6,903,961	39,519,406	36,659,454
Effect on cash flow:
Amortization of Principal	(1,128,076)	(583,626)	(846,890)	(850,112)	(1,974,966)	(1,433,738)
Interest paid	(161,849)	(36,976)	(77,282)	(33,239)	(239,131)	(70,215)
Non-cash effect:
Inflation adjustment	1,604,681	1,384,394	288,081	331,760	1,892,762	1,716,154
Charges	2,484,198	2,292,321	339,854	355,430	2,824,052	2,647,751
Opening balance as of December 31	35,610,560	32,811,606	6,411,563	6,707,800	42,022,123	39,519,406

Current	1,951,819	1,241,242	964,380	919,934	2,916,199	2,161,176
Non-current	33,658,741	31,570,364	5,447,183	5,787,866	39,105,924	37,358,230

The installments of the non-current obligations with CDE and River Basin Regeneration have their maturities at present value, with interest rates of 7.60% and 5.67% rate, respectively, scheduled as follows:

	Energy Development	River Basin
	Account[1]	Revitalization[2]	Total
2025 (Current)	1,951,819	964,380	2,916,199
2026	2,418,886	913,169	3,332,055
2027	2,810,292	864,168	3,674,460
2028	2,612,026	817,795	3,429,821
2029	2,427,747	773,912	3,201,659
2030	2,328,129	732,383	3,060,512
After 2030	21,061,661	1,345,756	22,407,417
	35,610,560	6,411,563	42,022,123

Current	1,951,819	964,380	2,916,199
Non-Current	33,658,741	5,447,183	39,105,924

[1] Maturity in 2047; and

[2] Maturity in 2032.

The nominal payment flow (future amounts) of the obligations under Law No. 14,182/2021, as determined by CNPE Resolution 015/2021, is adjusted for inflation using the IPCA index. These details are disclosed in the financial instruments note; see note 38.

Accounting Policy

The obligations of Law No. 14,182/2021 (privatization of Eletrobras) were initially recognized from the amounts presented in CNPE Resolution 015/2021, as amended by CNPE Resolution 030/2021. Subsequently, these obligations are adjusted for accrued interest, monetary restatement (IPCA) and payments made.

The interest rates of the obligations were not presented directly in CNPE Resolution 015/2021, as a result, they were implicitly calculated from the present value of the obligations, the future flow of payments and the payment term.

The accrued interest and monetary adjustments are recorded in the income statement, in the financial income group.